Notes and Line of Credit Payable (Tables)	2 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Jan. 31, 2014
Notes Payable [Abstract]
Schedule of Notes and lines of credit payable
Notes and line of credit payable consist of the following:

	December 31,	March 31,
	2014	2014

Term loan payable to NNA due March 28, 2019, net of debt discount of $1,121,959 (December 31, 2014) and $1,305,435 (March 31, 2014)	$5,528,041	$5,694,565
Line of credit payable to NNA due March 28, 2019	1,000,000	-
Unsecured revolving line of credit due to financial institution due June 5, 2015	94,764	94,764
	$6,622,805	$5,789,329

Notes and lines of credit payable consist of the following at January 31:

	2014	2013

Senior Secured Note	$-	$500,000
Medical Clinic Acquisition Promissory Notes	272,050	-
Secured Revolving Credit Facility	2,811,878	-
Unsecured Revolving Line of Credit	94,765	94,765
Total Notes and Lines of Credit Payable	$3,178,693	$594,765

Schedule of Earnings Before Interest, Taxes Quarter Loss
¨	Consolidated EBIT: The Company will not permit Consolidated EBIT as of the last day of each fiscal quarter shown below, for the fiscal quarter then ended, to be a greater negative amount than the amount set forth below:

Period	Minimum Consolidated EBIT(loss)
3rd fiscal quarter ended October 2013	$(900,000)
4 th fiscal quarter ended January 2014	$(1,227,111)
1 st fiscal quarter ended April 2014	$(1,696,958)

Schedule of Interest Expense Associated with Notes Payable
Interest expense associated with the notes and lines of credit payable consisted of the following:

	Two months ended March 31,
	2014	2013
Interest expense	$38,244	$6,499
Amortization of loan fees and discount	103,274	2,122
	$141,518	$8,621

Interest expense associated with the notes and lines of credit payable consisted of the following:

	Three months ended		Nine months ended
	December 31,		December 31,
	2014	2013	2014	2013
Interest expense	$156,450	$13,023	$444,448	$69,111
Amortization of loan fees and discount	72,765	41,477	215,689	81,257
	$229,215	$54,500	$660,137	$150,368

Interest expense associated with the notes and lines of credit payable consisted of the following for the year ending January 31:

	2014	2013
Interest expense	$68,634	$27,959
Amortization of loan fees and discount	161,091	83,331
	$229,725	$111,290